Subsequent events	12 Months Ended
Sep. 30, 2022
Disclosure of Events After Reporting Period [Abstract]
Subsequent events

18. Subsequent events

Val-d'Or Royalties

On December 1, 2022, the Company entered into an agreement with VZZ to sell and generate royalties on twelve prospective properties held by the Company in Québec and Ontario (the "VZZ Agreement"). Pursuant to the VZZ Agreement, the Company will:

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divest the Company's mineral rights and interests to VZZ and retain a 0.5% to 1.0% NSR royalty on the following properties located in Québec and Ontario: Bogside, Bogside NW, Cheechoo B East, Island 27, Matachewan, Munro, North Contact, Recession Larder, Riverside, Sharks, Smokehead and Titanic;

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assign to VZZ all rights, title, obligations and interests under the option agreement between one of the Company's subsidiaries and Eldorado Gold (Québec) Inc. dated October 8, 2021. The Company will divest the mineral rights and interests to VZZ and, subject to certain closing conditions, including but not limited to consent of the assignment from Eldorado, will retain rights to a 1.5% NSR royalty on all properties subject to joint venture agreements consisting of the Claw Lake, Cook Lake and Murdoch Creek properties in Ontario and the Perestroika Prospect in Québec; and

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retain a right of first refusal on any royalty or similar interest that VZZ intends to sell, transfer or otherwise dispose of. Such right of first refusal is subject to our and our affiliates holding at least 10% of the outstanding common shares of VZZ. As of September 30, 2022, the Company own 35% of the outstanding common shares of VZZ.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in thousands of United States dollars unless otherwise stated)

18. Subsequent events (continued)

The transactions contemplated by the VZZ Agreement are subject to customary closing conditions.

Royalty Referral and Strategic Alliance

On December 1, 2022, the Company entered into a strategic alliance with International Prospect Ventures Ltd. ("IZZ"), which provides the Company with a right of first refusal on any royalty or similar interest sold by IZZ in Australia. The strategic alliance also includes a royalty referral arrangement which will provide us with the opportunity to acquire certain royalties identified by IZZ in Australia in consideration for which IZZ will retain an interest in the underlying royalty on a carried-basis. The strategic alliance, including the royalty referral arrangement and right of first refusal, are subject to us and our affiliates holding at least 10% of the outstanding common shares of IZZ. As of September 30, 2022, the Company own 11% of the outstanding common shares of IZZ.

Change in year-end

Subsequent to September 30, 2022, the Company will change its fiscal year end to December 31 commencing in 2023.